Convertible Loan Agreements	12 Months Ended
Dec. 31, 2024
Convertible Loan Agreements [Abstract]
CONVERTIBLE LOAN AGREEMENTS

NOTE 15 - CONVERTIBLE LOAN AGREEMENTS:

a.	During the first quarter of 2020, the Company entered into convertible loan agreement (the “2020 CLA”) which latest amendment was signed on July 31, 2023 with several lenders, pursuant to which the CLA Lenders agreed to loan the Company a sum of $2.35 million. The CLAs were issued with warrants to purchase series C and D shares, see Note 16(b).

On July 31, 2023, the CLA and the accompanying warrants mentioned above, were further amended in order to extend the term of the underlying loan for an additional 24 months until July 31, 2025. In addition, the interest was amended such that in the event the CLA is converted in accordance with its terms prior to the amended maturity date, the CLA shall accrue total interest of 24% from the date of the amendment until the earlier of the conversion and the maturity date.

Upon consummation of the IPO, the remaining balance of the 2020 CLA (including the accrued interest) converted into 322,476 ordinary shares based upon the initial public offering price of $17.00.as well as 8,087 ordinary shares received upon cashless exercise of warrants.

b.	During 2023 the Company entered into convertible loan agreements, (the “2023 CLA”) with several lenders (the “CLA Lenders”), which were amended on March 2024. Pursuant to which the CLA Lenders agreed to loan the Company up to $40.0 million (the “Loan Amount”). A sum of $39 million was subscribed by the lenders to the Company. The CLA were issued with warrants to purchase the most senior class of shares of the Company existing immediately prior to the conversion. The exercise period under the accompanying warrants commencing on the date of conversion or repayment of the applicable CLA Lender’s Loan Amount and ending on the fifth (5th) anniversary of the date thereof.

For existing investors not participating in the 2023 CLA round, their existing Preferred Shares were converted to ordinary shares, see Note 14(c).

As the instruments contain multiple embedded features, the Company elected to account for the CLAs and Subsequent CLA under the fair value option in accordance with ASC 825. Under the fair value option, changes in fair value are recorded in earnings. The Company recorded financial expense (income) amounting to $(1,105) and $24,906 for the years ended December 31, 2024 and 2023, respectively.

Upon consummation of the IPO, the remaining balance of the 2023 CLA (including the accrued interest) converted into 3,769,855 ordinary shares based upon the IPO price of $17.00 as well as warrants for 1,964,989 ordinary shares with an exercise price of $12.75. The conversion of interest is subject to withholding tax, the Company recorded an asset and a liability to reflect such requirement.

c.	On November 8, 2023 the Group entered a Note Purchase Agreement (the “NPA”) among Chutzpah Holdings Ltd. a related party, (“Purchaser”) as purchaser, administrative agent and collateral agent. Under the NPA, Purchaser extended a credit facility to the Group in an aggregate principal amount of $60.0 million, that may be utilized and drawn down by way of issuance and sale of senior secured notes (“Notes”) to Purchaser. The Group withdrew $25.0 million until January 2024 and repaid that amount plus minimum return in July 2024. As of the date of these consolidated financial statements the Group did not withdrew any additional amount.

The principal amount of any Notes issued to Purchaser under the NPA bear interest at a rate of 16.0% per annum, payable by the issuer quarterly, starting March 31, 2024. In addition, a commitment fee of 5.0% per annum is payable by the issuer on the unutilized amount of the credit facility (being $60.0 million, subject to any termination in whole or part, less the aggregate principal amount of Notes issued under the NPA).

Upon repayment or prepayment of any Notes, the issuer of such Notes has to pay the Purchaser an exit fee equal to 4.0% of the principal amount of the Notes being repaid or prepaid. In addition, Purchaser is entitled, upon the final repayment or prepayment of the Notes (including by way of conversion), to payment of a make whole amount equal the difference (if any) between (i) the aggregate principal amount of all issued Notes, including interest, commitment fees, exit fees and any agent fees payable to the Purchaser, and (ii) an amount equal to 1.5x of the gross principal amount of the Notes issued to Purchaser under the NPA.

The Notes are due to be payable in full on November 8, 2028, provided that Purchaser may call the prepayment of any issued Notes following (i) the consummation of an initial public offering of the common shares of the Company (“IPO”), with a 30 day notice, or (ii) the consummation of any financing transaction which includes the refinancing or repayment of the loans of under the Facility Agreement.

The amounts owing under the NPA, including principal, interest and fees payable to Purchaser, are secured by a second ranking lien on the assets of Group and subject to the first ranking liens granted to the credit funds under the Facility Agreement and 2024 NPA.

Regarding the warrants granted by the Company to the Purchaser under the “NPA”, see Note 16(g).

Following the consummation of the IPO, in July 2024, the Group repaid the NPA among Chutzpa Holdings Ltd. totaling $38.6 million, including minimum return and interest.

As of December 31, 2024, $35.0 million balance is still available for withdrawal.

The Company applied the Fair Value option to the NPA, see note 2(dd).